Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	4.20%	1.80%	3.40%
Expenses not deductible for tax purposes:
Entertainment expenses	0.60%	0.10%	0.20%
Investment income under equity method	0.00%	0.80%
Welfare expenses	0.00%	0.10%
Goodwill impairment	0.00%	0.00%	0.40%
Decrease of unrecognized tax benefit	0.00%	0.00%	(0.70%)
Valuation allowance impact	0.20%	0.40%
Other expenses	(0.40%)	0.40%	(0.70%)
Reduced tax rate for tax holiday	(2.40%)	(1.60%)	(2.20%)
Reduced tax rate for HNTEs	(8.50%)	(8.70%)	(7.70%)
Deferred tax effect due to tax rate change	(0.20%)	0.60%	(0.30%)
Tax true-up	(0.60%)	(1.90%)	(0.70%)
Effective tax rate	17.90%	17.00%	16.70%